Subsequent events (Details)										12 Months Ended
		Sep. 07, 2026 USD ($)	Sep. 04, 2026 USD ($) shares	Aug. 31, 2026 USD ($)	Aug. 27, 2026 USD ($)	Aug. 26, 2026 USD ($)	Aug. 19, 2026 USD ($) $ / shares shares	Aug. 11, 2026 CNY (¥) ¥ / shares shares	Mar. 02, 2026 USD ($) $ / shares	Jun. 30, 2026 USD ($) USDT $ / shares shares		Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥) shares		Jun. 30, 2024 CNY (¥)	Dec. 19, 2026 CNY (¥)	Aug. 27, 2026 CNY (¥)	Aug. 25, 2026 CNY (¥) USDT	Aug. 19, 2026 CNY (¥)	Aug. 03, 2026 $ / shares shares	Jun. 30, 2026 CNY (¥) USDT shares		Jun. 30, 2025 $ / shares	Oct. 31, 2024 ¥ / shares shares
Subsequent Event [Line Items]
Number of shares authorized (in Shares) | shares										10,000,000	[1]		5,000,000	[1]							10,000,000	[1]		200,000
Par value | $ / shares	[1]									$ 0.01													$ 0.01
Short-term borrowings										$ 2,837,099			¥ 30,000,000								¥ 19,250,000
Gross proceeds									$ 5,160,000	$ 1,045,309		¥ 7,092,523
Cryptocurrency wallet | USDT										5,127,902											5,127,902
Amount recovered | ¥																					¥ 87,000,000,000,000
Crypto currency										6.51											6.51
Loan amount | ¥												¥ 2,250,000
Purchase price per share | (per share)									$ 8.6															¥ 0.01
Maximum [Member]
Subsequent Event [Line Items]
Maturity date										Sep. 07, 2027		Sep. 07, 2027
Minimum [Member]
Subsequent Event [Line Items]
Maturity date										Sep. 05, 2026		Sep. 05, 2026
USDT [Member]
Subsequent Event [Line Items]
Crypto currency										98											98
USDC [Member]
Subsequent Event [Line Items]
Crypto currency										900											900
Zhejiang Hangzhou Rural Commercial Bank [Member]
Subsequent Event [Line Items]
Short-term borrowings | ¥	[2]												¥ 7,000,000
Purchase Agreements [Member]
Subsequent Event [Line Items]
Payments of advance										$ 8,000,000
Purchase Agreements [Member] | Bitcoins [Member]
Subsequent Event [Line Items]
Crypto currency										6.52											6.52
Subsequent Event [Member]
Subsequent Event [Line Items]
Par value | (per share)							$ 0.01	¥ 0.01
Short-term borrowings | ¥																¥ 6,750,000
Gross proceeds							$ 2,290,000	¥ 1,800,000
Shares issued (in Shares) | shares								2,000,000
Cryptocurrency wallet | USDT																		1,000,000
Amount recovered | ¥																		¥ 87,000,000,000,000
Payments of advance		$ 4,000,000
Aggregate purchase price		12,000,000						¥ 450,000
Purchase price per share | ¥ / shares								¥ 0.9
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Purchase of shares | shares								2,000,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Purchase of shares | shares								500,000
Subsequent Event [Member] | Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of shares authorized (in Shares) | shares																				10,000,000
Par value | $ / shares																				$ 0.01
Subsequent Event [Member] | Youba Tech [Member]
Subsequent Event [Line Items]
Short-term borrowings							$ 442,145												¥ 3,000,000
Annual interest rate					3.45%		3.65%										3.45%		3.65%
Subsequent Event [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Maturity date					May 15, 2027
Subsequent Event [Member] | Line of Credit [Member] | Youba Tech [Member]
Subsequent Event [Line Items]
Short-term borrowings					$ 1,400,127												¥ 9,500,000
Subsequent Event [Member] | Short-Term Borrowings [Member] | Youba Tech [Member]
Subsequent Event [Line Items]
Short-term borrowings							$ 176,858												¥ 1,200,000
Subsequent Event [Member] | Zhejiang Hangzhou Rural Commercial Bank [Member] | Youba Tech [Member]
Subsequent Event [Line Items]
Maturity date							Dec. 31, 2026
Subsequent Event [Member] | Purchase Agreements [Member]
Subsequent Event [Line Items]
Payments of advance		$ 8,000,000
Subsequent Event [Member] | Sales Agreement [Member]
Subsequent Event [Line Items]
Gross proceeds			$ 46,400,000
Shares issued (in Shares) | shares			13,820,198				256,066
Net proceeds			$ 45,100,000
Aggregate offering price						$ 75,000,000
Subsequent Event [Member] | Loan Agreements [Member]
Subsequent Event [Line Items]
Annual interest rate				6.00%
Loan amount				$ 2

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).
[2]	On June 24, 2022, Youba Tech mortgaged a building of RMB34,791,400 to obtain a line of credit (“Credit Line I”) from Zhejiang Hangzhou Rural Commercial Bank in the amount of RMB7,000,000, with a five-year term from June 24, 2022 to June 23, 2027. On June 13, 2025, Youba Tech withdrew RMB7,000,000 from Credit Line I, with an effective annual interest rate of 4.35% and a term of 12 months, which was fully repaid on June 5, 2026. On June 5, 2026, Youba Tech withdrew another RMB6,750,000 from the same line of credit, with an effective annual interest rate of 3.65% and a maturity date of December 19, 2026.